Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 325,007	$ 10,611
Trade accounts receivable	1,816	0
Inventories	7,675	649
Prepaid and other current assets	12,238	485
Total current assets	346,736	11,745
Non-current assets:
Property, plant and equipment, net	66,316	24,069
Right-of-use asset	9,079	0
Goodwill	58,251	0
Intangible assets, net	17,921	0
Other non-current assets	721	77
Total assets	499,024	35,891
Current liabilities:
Accounts payable	9,122	2,474
Operating lease obligation, current portion	1,704	0
Accrued expenses and other current liabilities	29,899	4,390
Long-term debt, current portion	0	41,132
Long-term debt, current portion due to related parties	0	10,503
Total current liabilities	40,725	58,499
Non-current liabilities:
Long-term debt	0	7,286
Operating lease obligation, net of current portion	7,180	0
Other non-current liabilities	14,599	1,685
Total liabilities	62,504	67,470
Commitments and Contingencies (Note 12)
TEMPORARY EQUITY
Total temporary equity	0	108,829
STOCKHOLDERS' EQUITY (DEFICIT)
Additional paid in capital	1,844,875	50,282
Accumulated deficit	(1,408,383)	(190,697)
Total stockholders' equity (deficit)	436,520	(140,408)
Total liabilities, temporary equity and stockholders' equity (deficit)	499,024	35,891
Series A Convertible Preferred Stock [Member]
TEMPORARY EQUITY
Convertible preferred stock value	0	15,922
Series B Convertible Preferred Stock [Member]
TEMPORARY EQUITY
Convertible preferred stock value	0	92,907
Convertible Preferred Stock [Member]
STOCKHOLDERS' EQUITY (DEFICIT)
Founders convertible preferred stock, $0.0001 par value; none authorized, issued and outstanding as of September 30, 2021; 12,302,500 shares authorized, issued and outstanding as of December 31, 2020	0	1
Common Class A [Member]
STOCKHOLDERS' EQUITY (DEFICIT)
Common stock Value	22	2
Common Class B [Member]
STOCKHOLDERS' EQUITY (DEFICIT)
Common stock Value	$ 6	$ 4